Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of U.S and Foreign (loss) / Income Before Income Taxes
The following table summarizes our U.S. and foreign losses before income taxes for the years ended December 31, 2021, 2020 and 2019:

	Year ended December 31,
	2021	2020	2019
U.S.	$(17,518)	$(15,510)	$1,942
Foreign	(88,577)	(148,797)	(28,077)

Loss before income taxes	$(106,095)	$(164,307)	$(26,135)

Summary of Income Tax Expense Components
The following table summarizes our provision for income taxes for the years ended December 31, 2021, 2020 and 2019:

	Year ended December 31,
	2021	2020	2019
Current income tax benefit / (expense):
U.S. Federal	$8,355	$1,424	$1,035
Foreign	(26,115)	(4,440)	(8,235)

Total current income tax expense	$(17,760)	$(3,016)	$(7,200)

Deferred income tax benefit / (expense):
U.S. Federal	(1,077)	2,653	—
Foreign	19,067	21,801	12,425

Total deferred income tax benefit	$17,990	$24,454	$12,425

Income tax benefit	$230	$21,438	$5,225

Summary of Deferred Tax Assets Liabilities by Current and Non-current
As of December 31, 2021, and 2020, the significant components of our deferred tax assets and deferred tax liabilities were as follows:

	As of December 31, 2021	As of December 31, 2020
Non-current deferred tax assets	$92,658	$66,768

Total deferred tax assets	$92,658	$66,768

Less: Valuation allowance	(23,999)	(9,026)

Net deferred tax assets	$68,659	$57,742

Non-current tax liabilities	(9,772)	(11,111)

Total deferred tax liabilities	$(9,772)	$(11,111)

Total deferred tax	$58,887	$46,631

Summary of Composition of Deferred Tax Assets and Liabilities
The following table summarizes the composition of deferred tax assets and deferred tax liabilities as of December 31, 2021 and 2020:

	As of December 31, 2021	As of December 31, 2020
Tax loss carryforwards	$59,615	$33,036
Allowance for credit expected losses	3,113	4,161
Royalties	—	533
Provisions and other assets	31,237	22,978
Property and equipment	3	268
Intangible assets	(7,698)	(9,377)
Others	(3,384)	4,058

Total net deferred tax assets before valuation allowance	$82,886	$55,657

Less: Valuation allowance	(23,999)	(9,026)

Total net deferred tax assets after valuation allowance	$58,887	$46,631

Summary of Tax Loss Carryforwards Expiry
As of December 31, 2021, we have both foreign and U.S. net operating loss carryforwards (“NOLs”) of $214,313. If not utilized, the NOLs will begin to expire, as follows:

	As of December 31, 2021
Expiration date	U.S.	Foreign
Expires 2021	$—	$302
Expires 2022	—	608
Expires 2023	—	3,909
Expires 2024	—	975
Expires 2025 and thereafter	—	82,877
Without expiration dates	41,821	83,821

Total NOLs	$41,821	$172,492

Summary of NOLs by country of origin
The following table shows the breakdown of our NOLs by country of origin as of December 31, 2021:

Country	NOL gross amount	Expiration terms
Brazil	$79,771	No expiration. Offset limitation to 30% of taxable income.
Argentina	53,327	5 fiscal years expiration.
United States	41,821	No expiration but offset limitation of 80% of the taxable income by fiscal year.
Mexico	33,433	10 fiscal years expiration.
Chile	3,169	No expiration.
Colombia	1,911	12 fiscal years expiration in general.
Peru	881	No expiration, but offset limitation of 50% of the taxable income by fiscal year.

Total NOLs	$214,313

Summary of Changes in Valuation Allowance
The following table presents the changes in our valuation allowance for the years ended December 31, 2021, 2020 and 2019:

Valuation allowance
Balance as of January 1, 2019	$18,007

Increases	5,892
Decreases	(12,550)

Balance as of December 31, 2019	$11,349

Increases	754
Decreases	(3,077)

Balance as of December 31, 2020	$9,026

Increases	23,124

Decreases	(8,151)

Balance as of December 31, 2021	$23,999

Summary of Reconciliation of Difference between Actual Provision for Income Taxes and Provision Computed by Applying Weighted Average Income Tax Rate
A reconciliation of the provision for income taxes computed by applying the weighted average income tax rate for the years ended December 31, 2021, 2020 and 2019 to total income tax expense is as follows:

	Year ended December 31,
	2021	2020	2019
Net loss before income tax	$(106,095)	$(164,307)	$(26,135)
Weighted average income tax rate (1)	29%	27%	29%

Income tax benefit at weighted average income tax rate	$(30,326)	$(43,651)	$(7,474)
Permanent differences:
Non-taxable income (2)	$3,651	$7,959	$(469)
Foreign non-creditable withholding tax (3)	7,652	1,471	4,439
Non-deductible expenses	10,694	12,161	1,054
Currency translation adjustment	2,931	1,289	1,891
Tax credits recovery	—	12	(157)
Others	27	20	553
Unrecognized tax benefits and related interests	6,930	1,747	—
True up	(2,238)	849	(2,693)
Change in valuation allowance	1,634	(3,367)	(5,010)
Change in tax rate (4)	(1,185)	72	2,641

Income tax benefit	$(230)	$(21,438)	$(5,225)

Summary of income tax contingencies
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits and interest is as follows:

	Year ended December 31,
	2021	2020	2019
Balance, beginning of year	$32,906	$—	$—
Increases to tax positions related to current year	—	—	—
Increases to tax positions related to prior years (1)	8,404	31,778	—
Decreases to tax positions related to prior years	—	—	—
Reductions due to lapsed statute of limitations	—	—	—
Settlements during current year	—	—	—
Interest and penalties	4,555	1,128	—

Balance, end of year	$45,865	$32,906	$—

(1)	Corresponds to uncertain tax positions recognized as part of the acquisition of the Best Day Group. See Note 4.